3. Patents (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of patents	$ 9,164	$ 9,165
Weighted average remaining life of patents	3 years 2 months 12 days